Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net income	$ 16,882,442	$ 7,618,316
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	3,254	(87,994)
Total Comprehensive Income	$ 16,885,696	$ 7,530,322